BUSINESS COMBINATIONS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Asset retirement obligations	CAD (517,180)	CAD (525,022)	CAD (305,613)
Gain on business combination	CAD 0	22,001
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor		48,377
Total consideration		48,377
Capital assets		142,350
Asset retirement obligations		(66,965)
Deferred taxes		(7,767)
Crude oil inventory		2,760
Net assets acquired		70,378
Gain on business combination		(22,001)
Total net assets acquired, net of gain on business combination		CAD 48,377